Condensed Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Accumulated amortization on license agreements	$ 1,187	$ 1,114	$ 1,016
Stockholders' equity (deficit)
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000	150,000
Common stock, shares issued	14,771	5,501	3,137
Common stock, shares outstanding	14,771	5,501	3,137